Schedule I - Condensed Financial Information of Parent Company - Balance Sheets (Detail) - USD ($) $ in Thousands	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Current assets
Cash and cash equivalents	$ 983,319	$ 641,018
Term deposits	107,741	195,085
Prepaid expenses and other current assets	182,095	119,397
Total current assets	2,941,914	2,326,262
Amounts due from related parties	2,226	1,748
Deferred tax assets	43,323	28,858
Long-term investments	433,333	217,259
Total assets	3,977,712	2,924,979	$ 2,354,834
Current liabilities
Accrued expenses and other current liabilities	373,537	260,700
Amounts due to related parties	30	48
Total current liabilities	1,750,884	1,202,681
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2017 and 2018; 158,379,387 shares issued as of May 31, 2017 and 2018; 157,687,444 and 158,319,910 shares outstanding as of May 31, 2017 and 2018, respectively)	1,584	1,584
Treasury stock	(1)	(7)
Additional paid-in capital	129,059	249,126
Retained earnings	1,352,543	1,171,109
Accumulated other comprehensive income	244,886	39,161
Total New Oriental Education & Technology Group Inc. shareholders' equity	1,991,589	1,680,948
Total liabilities and equity	3,977,712	2,924,979
Parent Company [Member]
Current assets
Cash and cash equivalents	5,537	11,472	11,984	$ 22,748
Term deposits		10,000
Prepaid expenses and other current assets	7,358	210
Total current assets	12,895	21,682
Amounts due from related parties	80,603	56,965
Deferred tax assets	1,170
Long-term investments	228,471	120,260
Investments in subsidiaries and VIEs	1,758,551	1,569,358
Total assets	2,081,690	1,768,265
Current liabilities
Accrued expenses and other current liabilities	1,021	3,675
Amounts due to related parties	89,080	83,642
Total current liabilities	90,101	87,317
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2017 and 2018; 158,379,387 shares issued as of May 31, 2017 and 2018; 157,687,444 and 158,319,910 shares outstanding as of May 31, 2017 and 2018, respectively)	1,584	1,584
Treasury stock	(1)	(7)
Additional paid-in capital	129,059	249,126
Retained earnings	1,616,061	1,391,084
Accumulated other comprehensive income	244,886	39,161
Total New Oriental Education & Technology Group Inc. shareholders' equity	1,991,589	1,680,948	$ 1,404,572	$ 1,220,348
Total liabilities and equity	$ 2,081,690	$ 1,768,265